Average Annual Total Returns		12 Months Ended	37 Months Ended
	Feb. 20, 2026	Dec. 31, 2025	Dec. 31, 2025
Invesco High Yield Select ETF
Prospectus [Line Items]
Average Annual Return, Percent		7.97%	8.06%
Performance Inception Date	Dec. 09, 2022
Invesco High Yield Select ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		5.16%	5.10%
Invesco High Yield Select ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	4.89%
Bloomberg US High Yield Ba/B 1-5 Year 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.89%	8.36%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	4.11%